Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”) and to the accepted practices within the banking industry.  The following is a description of the more significant of these policies and practices.

Principles of Consolidation
The accompanying unaudited consolidated financial statements include 1ST Constitution Bancorp (the “Company”), its wholly-owned subsidiary, 1ST  Constitution Bank (the “Bank”), and the Bank’s wholly-owned subsidiaries, 1ST Constitution Investment Company of New Jersey, Inc., FCB Assets Holdings, Inc., 204 South Newman Street Corp., and 249 New York Avenue, LLC. 1st Constitution Capital Trust II, a subsidiary of the Company, is not included in the Company’s consolidated financial statements, as it is a variable interest entity and the Company is not the primary beneficiary.  All significant intercompany accounts and transactions have been eliminated in consolidation and certain prior period amounts have been reclassified to conform to current year presentation.  The accounting and reporting policies of the Company and its subsidiaries conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”), including the instructions to Form 10-Q and Article 10 of Regulation S-X.  Certain information and footnote disclosures normally included in financial statements have been condensed or omitted pursuant to such rules and regulations.  These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes thereto included in the Company’s Form 10-K/A for the year ended December 31, 2016, filed with the SEC on March 20, 2017.

Principles of Consolidation

The accompanying consolidated financial statements include the Company and its wholly-owned subsidiary, the Bank, and the Bank’s wholly-owned subsidiaries, 1st Constitution Investment Company of New Jersey, Inc., FCB Assets Holdings, Inc., 204 South Newman Street Corp. and 249 New York Avenue, LLC.  1st Constitution Capital Trust II, a subsidiary of the Company (“Trust II”), is not included in the Company’s consolidated financial statements as it is a variable interest entity and the Company is not the primary beneficiary.  All significant intercompany accounts and transactions have been eliminated in consolidation and certain prior period amounts have been reclassified to conform to current year presentation.

Use of Estimates in the Preparation of Financial Statements
Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, other-than-temporary security impairment, the fair value of other real estate owned and the valuation of deferred tax assets.

Concentration of Credit Risk
Concentration of Credit Risk

Financial instruments which potentially subject the Company and its subsidiaries to concentrations of credit risk primarily consist of investment securities and loans.  At December 31, 2016, 49.5% of our investment securities portfolio consisted of U.S. Government and Agency issues and collateralized mortgage obligations collateralized by agency mortgage backed securities. In addition, 40.1% of the portfolio consisted of municipal bonds.  The remaining 10.4% of our investment securities consisted primarily of corporate debt issues.  The Bank’s lending activity is primarily concentrated in loans collateralized by real estate located in the State of New Jersey.  As a result, credit risk is broadly dependent on the real estate market and general economic conditions in that state.

Interest Rate Risk
Interest Rate Risk

The Bank is principally engaged in the business of attracting deposits from the general public and using these deposits, together with other funds, to purchase investment securities and to make loans, the majority of which are secured by real estate.  The potential for interest-rate risk exists as a result of the generally shorter duration of interest-sensitive assets compared to the generally longer duration of interest-sensitive liabilities.  In a changing interest rate environment, assets held by the Bank will re-price faster than liabilities of the Bank, thereby affecting net interest income.  For this reason, management regularly monitors the maturity structure and rate adjustment features of the Bank’s assets and liabilities in order to measure its level of interest-rate risk and to plan for future volatility.

Investment Securities
U.S. Treasury securities and obligations of U.S. Government sponsored corporations and agencies:  The unrealized losses on investments in these securities were caused by increases in market interest rates. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity.  Therefore, these investments are not considered other-than-temporarily impaired.
Residential collateralized mortgage obligations and residential mortgage backed securities: The unrealized losses on investments in residential collateralized mortgage obligations and mortgage backed securities were caused by increases in market interest rates. The contractual cash flows of these securities are guaranteed by the issuers, which are primarily government or government sponsored agencies. It is expected that the securities would not be settled at a price less than the amortized cost of the investment. The decline in fair value is attributable to changes in interest rates and not credit quality. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity.  Therefore, these investments are not considered other-than-temporarily impaired.
Obligations of state and political subdivisions:  The unrealized losses on investments in these securities were caused by increases in market interest rates.  It is expected that the securities would not be settled at a price less than the amortized cost of the investment.  None of the issuers have defaulted on interest payments. These investments are not considered to be other than temporarily impaired because the decline in fair value is attributable to changes in interest rates and not credit quality.  The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity.  Therefore, these investments are not considered other-than-temporarily impaired.
Corporate debt securities:   The unrealized losses on investments in corporate debt securities were caused by increases in market interest rates.  None of the corporate issuers have defaulted on interest payments.   The decline in fair value is attributable to changes in interest rates and not a decline in credit quality. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity. Therefore, these investments are not considered other-than-temporarily impaired.
Trust preferred debt securities – single issuer:  The investments in these securities with unrealized losses are comprised of four corporate trust preferred securities issued by two large financial institutions that mature in 2027. The contractual terms of the trust preferred securities do not allow the issuer to settle the securities at a price less than the face value of the trust preferred securities, which is greater than the amortized cost of the trust preferred securities.  One of the issuers continues to maintain an investment grade credit rating and neither has defaulted on interest payments.  The decline in fair value is attributable to the widening of interest rate and credit spreads and the lack of an active trading market for these securities. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity.  Therefore, these investments are not considered other-than-temporarily impaired.
Trust preferred debt securities – pooled:   This trust preferred debt security was issued by a two issuer pool (Preferred Term Securities XXV, Ltd. co-issued by Keefe, Bruyette and Woods, Inc. and First Tennessee (“PRETSL XXV”)) consisting primarily of financial institution holding companies.  During 2009, the Company recognized an other-than-temporary impairment of $865,000, of which $364,000 was determined to be a credit loss and charged to operations and $501,000 was recognized in the other comprehensive income (loss) component of shareholders’ equity.
The primary factor used to determine the credit portion of the impairment loss recognized in the income statement for this security was the discounted present value of projected cash flow where that present value of cash flow was less than the amortized cost basis of the security.  The present value of cash flow was developed using a model that considered performing collateral ratios, the level of subordination to senior tranches of the security, and credit ratings of and projected credit defaults in the underlying collateral.
On a quarterly basis, management evaluates the security to determine if any additional other-than-temporary impairment is required. As of March 31, 2017, management concluded that no additional other-than-temporary impairment had occurred.

Investment Securities

Investment securities which the Company has the intent and ability to hold until maturity are classified as held to maturity and are recorded at cost, adjusted for amortization of premiums and accretion of discounts.  Investment securities that are held for indefinite periods of time, that management intends to use as part of its asset/liability management strategy, or that may be sold in response to changes in interest rates, changes in prepayment risk, increased capital requirements or other similar factors, are classified as available for sale and are carried at fair value. Unrealized gains and losses on available for sale securities are recorded as a separate component of shareholders’ equity.  Realized gains and losses, which are computed using the specific identification method, are recognized in earnings on a trade date basis.

If the fair value of a security is less than its amortized cost, the security is deemed to be impaired.  Management evaluates all securities with unrealized losses quarterly to determine if such impairments are temporary or other-than-temporary in accordance with the Accounting Standards Codification (“ASC”) of the Financial Accounting Standards Board (“FASB”). Temporary impairments on available for sale securities are recognized, on a tax-effected basis, through other comprehensive income (“OCI”) with offsetting adjustments to the carrying value of the security and the balance of related deferred taxes. Temporary impairments of held to maturity securities are not recorded in the consolidated financial statements; however, information concerning the amount and duration of impairments on held to maturity securities are disclosed.

Other-than-temporary impairments ("OTTI") on all equity securities and on debt securities that the Company has decided to sell, or will, more likely than not, be required to sell prior to the full recovery of fair value to a level equal to or exceeding amortized cost, are recognized in earnings. If neither of these conditions regarding the likelihood of sale for a debt security apply, the OTTI is bifurcated into credit-related and noncredit-related components. Credit-related impairment generally represents the amount by which the present value of the cash flows that are expected to be collected on a debt security fall below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. The Company recognizes credit-related OTTI in earnings. Noncredit-related OTTI on debt securities are recognized in OCI.

Premiums and discounts on all securities are amortized/accreted to maturity by use of the level-yield method considering the impact of principal amortization and prepayments.

Federal law requires a member institution of the FHLB system to hold restricted stock of its district FHLB according to a predetermined formula.  The Bank’s investment in the restricted stock of the FHLB of New York is carried at cost and is included in other assets. The investment in FHLB stock was $3,962 and $3,302 at December 31, 2016 and December 31, 2015, respectively.

Management evaluates the FHLB restricted stock for impairment in accordance with U.S. GAAP.  Management’s determination of whether these investments are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value.  The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB. Management believes no impairment charge is necessary related to the FHLB stock as of December 31, 2016.
U.S. Treasury securities and obligations of U.S. Government sponsored corporations and agencies: The unrealized losses on investments in these securities were caused by increases in market interest rates.  The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the par value of the investment.  The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity. Therefore, these investments are not considered other-than temporarily impaired.

Residential collateralized mortgage obligations and residential mortgage backed securities: The unrealized losses on investments in residential collateralized mortgage obligations and residential mortgage backed securities were caused by increases in market interest rates. The contractual cash flows of these securities are guaranteed by the issuer, primarily government or government sponsored agencies. It is expected that the securities would not be settled at a price less than the amortized cost of the investment. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity. Therefore, these investments are not considered other-than temporarily impaired.

Obligations of state and political subdivisions:  The unrealized losses on investments in these securities were caused by increases in market interest rates.  It is expected that the securities would not be settled at a price less than the amortized cost of the investment.  None of the issuers have defaulted on interest payments. These investments are not considered to be other than temporarily impaired because the decline in fair value is attributable to changes in interest rates and not credit quality. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity. Therefore, these investments are not considered other-than temporarily impaired.

Trust preferred debt securities – single issuer:  The investments in these securities with unrealized losses are comprised of four corporate trust preferred securities issued by two large financial institutions that both mature in 2027. The contractual terms of the trust preferred securities do not allow the issuer to settle the securities at a price less than the face value of the trust preferred securities, which is greater than the amortized cost of the trust preferred securities.  One of the issuers continues to maintain an investment grade credit rating and neither has defaulted on interest payments.  The decline in fair value is attributable to the widening of interest rate spreads and the lack of an active trading market for these securities and, to a lesser degree, market concerns about the issuers’ credit quality. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity. Therefore, these investments are not considered other-than-temporarily impaired.

Corporate debt securities.  The unrealized losses on investments in corporate debt securities were caused by an increase in market interest rates.  None of the corporate issuers have defaulted on interest payments.  The decline in fair value is attributable to changes in market interest rates and not credit quality. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before a market price recovery or maturity. Therefore, these investments are not considered other-than-temporarily impaired.

Trust preferred debt securities – pooled:  This trust preferred debt security was issued by a two issuer pool (Preferred Term Securities XXV, Ltd. co-issued by Keefe, Bruyette and Woods, Inc. and First Tennessee (“PRETSL XXV”)), consisting primarily of financial institution holding companies.  During 2009, the Company recognized an other-than-temporary impairment charge of $865,000, of which $364,000 was determined to be a credit loss and charged to operations and $501,000 was recognized in the other comprehensive income (loss) component of shareholders’ equity.

The primary factor used to determine the credit portion of the impairment loss to be recognized in the income statement for this security was the discounted present value of projected cash flow, where that present value of cash flow was less than the amortized cost basis of the security.  The present value of cash flow was developed using a model that considered performing collateral ratios, the level of subordination to senior tranches of the security and credit ratings of and projected credit defaults in the underlying collateral.

On a quarterly basis, management evaluates this security to determine if any additional other-than-temporary impairment is required.  As of December 31, 2016, management concluded that no additional other-than-temporary impairment had occurred.

The Company regularly reviews the composition of the investment securities portfolio, taking into account market risks, the current and expected interest rate environment, liquidity needs and its overall interest rate risk profile and strategic goals.

Bank Owned Life Insurance
Bank-Owned Life Insurance

The Company invests in bank-owned life insurance (“BOLI”).  BOLI involves the purchasing of life insurance by the Company on a select group of its executives, directors, officers and employees.  The Company is the owner and beneficiary of the policies.  This pool of insurance, due to the advantages of the Bank, is profitable to the Company.  This profitability offsets a portion of current and future benefit costs and is intended to provide a funding source for the payment of future benefits.  The Bank’s deposits fund BOLI and the earnings from BOLI are recognized as non-interest income.

Loans and Loans Held For Sale
Loans and Loans Held For Sale

Loans that management intends to hold to maturity are stated at the principal amount outstanding, net of unearned income.  Unearned income is recognized over the lives of the respective loans, principally using the effective interest method.  Interest income is generally not accrued on loans, including impaired loans, where interest or principal is 90 days or more past due, unless the loans are adequately secured and in the process of collection, or on loans where management has determined that the borrowers may be unable to meet contractual principal and/or interest obligations.  When it is probable that, based upon current information, the Bank will not collect all amounts due under the contractual terms of the loan, the loan is reported as impaired.  Smaller balance homogeneous type loans, such as residential loans and loans to individuals, which are collectively evaluated, are generally excluded from consideration for impairment.  Loan impairment is measured based upon the present value of the expected future cash flows discounted at the loan’s effective interest rate or the underlying fair value of collateral for collateral dependent loans.  When a loan, including an impaired loan, is placed on non-accrual, interest accruals cease and uncollected accrued interest is reversed and charged against current income.  Non-accrual loans are generally not returned to accruing status until principal and interest payments have been brought current and full collectibility is reasonably assured.  Cash receipts on non-accrual and impaired loans are applied to principal, unless the loan is deemed fully collectible.

Loans held for sale are carried at the lower of aggregated cost or fair value. The fair value of loans held for sale are determined, when possible, using quoted secondary market prices.  If no such quoted market prices exist, fair values are determined using quoted prices for similar loans, adjusted for the specific attributes of the loans.  Realized gains and losses on loans held for sale are recognized at settlement date and are determined based on the cost, including deferred net loan origination fees and the costs of the specific loans sold. Residential mortgage loans are sold with servicing released.

The Bank accounts for its transfers and servicing of financial assets in accordance with ASC Topic 860, “Transfers and Servicing” ("ASC Topic 860").  The Bank originates residential mortgages under a definitive plan to sell those loans with servicing generally released.  Residential mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or estimated fair value. The Bank also originates commercial loans, of which a portion are guaranteed by the Small Business Administration ("SBA"). The guaranteed portion of the loans is generally sold into the secondary market. Gains and losses on sales are also accounted for in accordance with ASC Topic 860.

The Bank enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding “rate lock commitments.”  Rate lock commitments on residential mortgage loans that are intended to be sold are considered to be derivatives.  Time elapsing between the issuance of a loan commitment and closing and sale of the loan generally ranges from 30 to 120 days.  The Bank protects itself from changes in interest rates through the use of best efforts forward delivery commitments, whereby the Bank commits to sell a loan at the time the borrower commits to an interest rate with the intent that the buyer has assumed interest rate risk on the loan.  As a result, the Bank is generally not exposed to losses nor will it realize significant gains related to its rate lock commitments due to changes in interest rates.

The fair value of rate lock commitments and best efforts commitments is not readily ascertainable with precision because rate lock commitments and best efforts commitments are not actively traded in stand-alone markets.  The Bank determines the fair value of rate lock commitments based upon the forward sales price that is obtained in the best efforts commitment at the time the borrower locks in the interest rate on the loan while taking into consideration the probability that the rate lock commitments will close.  Due to high correlation between rate lock commitments and best efforts commitments, no gain or loss occurs on the rate lock commitments.  The estimated fair value of rate lock commitments was $123,000 at December 31, 2016. The estimated fair value of rate lock commitments at December 31, 2015 was not deemed to be significant and, therefore, not recorded on the balance sheet.

ASC Topic 460, “Guarantees,” requires a guarantor entity, at the inception of a guarantee covered by the measurement provisions of the interpretation, to record a liability for the fair value of the obligation undertaken in issuing the guarantee.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the financial performance of a customer to a third party.  Those guarantees are primarily issued to support contracts entered into by customers.  Most guarantees extend for one year.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  The Bank defines the fair value of these letters of credit as the fees paid by the customer or similar fees collected on similar instruments.  The Bank amortizes the fees collected over the life of the instrument.  The Bank generally obtains collateral, such as real estate or liens on customer assets, for these types of commitments.  The Bank’s potential liability would be reduced by any proceeds obtained in liquidation of the collateral.  The Bank had standby letters of credit for customers aggregating $2.0 million and $2.1 million at December 31, 2016 and 2015, respectively.  These letters of credit are primarily related to real estate lending and the approximate value of underlying collateral upon liquidation is expected to be sufficient to cover this maximum potential exposure at December 31, 2016.

Allowance for Loan Losses
The Company’s internal credit risk grades are based on the definitions currently utilized by the banking regulatory agencies.  The grades assigned and definitions are as follows, and loans graded excellent, above average, good and watch list are treated as “pass” for grading purposes:
1.  Excellent - Loans that are based upon cash collateral held at the Bank and adequately margined. Loans that are based upon "blue chip" stocks listed on the major exchanges and adequately margined.
2.  Above Average - Loans to companies whose balance sheets show excellent liquidity and long-term debt is on well-spread schedules of repayment easily covered by cash flow.  Such companies have been consistently profitable and have diversification in their product lines or sources of revenue.  The continuation of profitable operations for the foreseeable future is likely.  Management is comprised of a mix of ages, experience, and backgrounds, and management succession is in place.  Sources of raw materials and, for service companies, the sources of revenue are abundant.  Future needs have been planned for.  Character and ability of individuals or company principals are excellent.  Loans to individuals are supported by high net worths and liquid assets.
3.  Good - Loans to companies whose balance sheets show good liquidity and cash flow adequate to meet maturities of long-term debt with a comfortable margin.  Such companies have established profitable records over a number of years, and there has been growth in net worth.  Operating ratios are in line with those of the industry, and expenses are in proper relationship to the volume of business done and the profits achieved.  Management is well-balanced and competent in their responsibilities.  Economic environment is favorable; however, competition is strong.  The prospects for growth are good.  Loans in this category do not meet the collateral requirements of loans in categories 1 and 2 above. Loans to individuals are supported by good net worth but whose supporting assets are illiquid.
3w. Watch - Included in this category are loans evidencing problems identified by Bank management that require closer supervision.  Such problems have not developed to the point which requires a "special mention" rating.  This category also covers situations where the Bank does not have adequate current information upon which credit quality can be determined.  The account officer has the obligation to correct these deficiencies within 30 days from the time of notification.
4.  Special Mention - A "special mention" loan has potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or in the Bank's credit position at some future date. Special mention loans are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification.

5.  Substandard - A "substandard" loan is inadequately protected by the current sound net worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified must have a well-defined weakness, or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

6.  Doubtful - A loan classified as "doubtful" has all the weaknesses inherent in one classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable.

7.  Loss - A loan classified as "loss" is considered uncollectible and of such little value that its continuance on the books is not warranted. This classification does not mean that the loan has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this loan even though partial recovery may be affected in the future.

Allowance for Loan Losses

The allowance for loan losses is maintained at a level sufficient to absorb estimated credit losses in the loan portfolio as of the date of the financial statements.  The allowance for loan losses is a valuation reserve available for losses incurred or inherent in the loan portfolio and other extensions of credit.  The determination of the adequacy of the allowance for loan losses is a critical accounting policy of the Bank.

All, or part, of the principal balance of commercial and commercial real estate loans and construction loans are charged off against the allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely.  Consumer loans are generally charged off no later than 120 days past due on a contractual basis, or earlier in the event of bankruptcy, or if there is an amount deemed uncollectible.  Because all identified losses are charged off, no portion of the allowance for loan losses is restricted to any individual loan or groups of loans, and the entire allowance is available to absorb any and all loan losses.

Loans are placed in a nonaccrual status when the ultimate collectability of principal or interest in whole, or in part, is in doubt.  Past-due loans contractually past-due 90 days or more for either principal or interest are also placed in nonaccrual status unless they are both well secured and in the process of collection.  Impaired loans are evaluated individually.

Purchased Credit-Impaired (“PCI”) loans are loans acquired at a discount that is due, in part, to credit quality.  PCI loans are accounted for in accordance with ASC Subtopic 310-30, "Receivables, Loans and Debt Securities Acquired with Deteriorated Credit Quality" and are initially recorded at fair value (as determined by the present value of expected future cash flows) with no valuation allowance (i.e., the allowance for loan losses).  The difference between the undiscounted cash flows expected at acquisition and the initial carrying amount (fair value) of the PCI loans or the “accretable yield,” is recognized as interest income utilizing the level-yield method over the life of the loans.  Contractually required payments for interest and principal that exceed the undiscounted cash flows expected at acquisition, or the “non-accretable difference,” are not recognized as a yield adjustment, as a loss accrual or a valuation allowance.  Reclassifications of the non-accretable difference to the accretable yield may occur subsequent to the loan acquisition dates due to increases in expected cash flows of the loans and result in an increase in yield on a prospective basis.

The following is our charge-off policy for our loan segments:

Commercial, Commercial Real Estate and Construction

Loans are generally fully or partially charged down to the fair value of collateral securing the asset when:

•	Management judges the loan to be uncollectible;

•	Repayment is deemed to be protracted beyond reasonable time frames;

•	The loan has been classified as a loss by either internal loan review process or external examiners;

•	The customer has filed bankruptcy and the loss becomes evident owing to a lack of assets; or

•	The loan is significantly past due unless both well secured and in the process of collection.

Consumer

Consumer loans are generally charged off no later than 120 days past due on a contractual basis, earlier in the event of bankruptcy, or if there is an amount deemed uncollectible.
Management reviews the adequacy of the allowance for loan losses on at least a quarterly basis to ensure that the provision for loan losses has been charged against earnings in an amount necessary to maintain the allowance at a level that is adequate based on management’s assessment of probable estimated losses. The Company’s methodology for assessing the adequacy of the allowance for loan losses consists of several key elements and is consistent with U.S. GAAP and interagency supervisory guidance.  The allowance for loan losses methodology consists of two major components.  The first component is an estimation of losses associated with individually identified impaired loans, which follows ASC Topic 310.  The second major component estimates losses under ASC Topic 450, which provides guidance for estimating losses on groups of loans with similar risk characteristics.  The Bank’s methodology results in an allowance for loan losses which includes a specific reserve for impaired loans, an allocated reserve and an unallocated portion.

When analyzing groups of loans under ASC Topic 450, the Bank follows the Interagency Policy Statement on the Allowance for Loan and Lease Losses.  The methodology considers the Bank’s historical loss experience adjusted for changes in trends, conditions, and other relevant factors that affect repayment of the loans as of the evaluation date.  These adjustment factors, known as qualitative factors, include:

•	Delinquencies and non-accruals

•	Portfolio quality

•	Concentration of credit

•	Trends in volume of loans

•	Quality of collateral

•	Policy and procedures

•	Experience, ability, and depth of management

•	Economic trends – national and local

•	External factors – competition, legal and regulatory

The methodology includes the segregation of the loan portfolio into loan types with a further segregation into risk rating categories, such as special mention, substandard, doubtful, and loss. This allows for an allocation of the allowance for loan losses by loan type; however, the allowance is available to absorb any loan loss without restriction. Larger balance, non-homogeneous loans representing significant individual credit exposures are evaluated individually through the internal loan review process. It is this process that produces the watch list for loans that have indications of credit weakness. The borrower’s overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated. Based on these reviews, an estimate of probable losses for the individual larger-balance loans are determined, whenever possible, and used to establish specific loan loss reserves. In general, for non-homogeneous loans not individually assessed and for homogeneous groups, such as residential mortgages and consumer credits, the loans are collectively evaluated based on delinquency status, loan type, and historical losses. These loan groups are then internally risk rated.

The watch list includes loans that are assigned a rating of special mention, substandard, doubtful and loss. Loans assigned a rating of special mention have potential weaknesses that deserve management’s close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as doubtful have all the weaknesses inherent in loans classified as substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans rated as doubtful in whole, or in part, are placed in non-accrual status. Loans classified as a loss are considered uncollectible and are charged off against the allowance for loan losses.

The specific allowance for impaired loans is established for specific loans that have been identified by management as being impaired. These loans are considered to be impaired primarily because the loans have not performed according to payment terms and there is reason to believe that repayment of the loan principal in whole, or in part, is unlikely. The specific portion of the allowance is the total amount of potential unconfirmed losses for these individual impaired loans. To assist in determining the fair value of loan collateral, the Bank often utilizes independent third party qualified appraisal firms which, in turn, employ their own criteria and assumptions that may include occupancy rates, rental rates and property expenses, among others.

The second category of reserves consists of the allocated portion of the allowance. The allocated portion of the allowance is determined by taking pools of loans outstanding that have similar characteristics and applying historical loss experience for each pool. This estimate represents the potential unconfirmed losses within the portfolio. Individual loan pools are created for commercial and commercial real estate loans, construction loans, warehouse lines of credit and various types of loans to individuals. The historical loss estimation for each loan pool is then adjusted to account for current conditions, current loan portfolio performance, loan policy or management changes or any other qualitative factor which may cause future losses to deviate from historical levels.

The Company also maintains an unallocated allowance. The unallocated allowance is used to cover any factors or conditions which may cause a potential loan loss but are not specifically identifiable. It is prudent to maintain an unallocated portion of the allowance because no matter how detailed an analysis of potential loan losses is performed, these estimates, by definition, lack precision. Management must make estimates using assumptions and information that is often subjective and changing rapidly.

The following discusses the risk characteristics of each of our loan portfolio segments, commercial, mortgage warehouse lines of credit, and consumer.

Commercial

The Company’s primary lending emphasis is the origination of commercial, construction and commercial real estate loans. Based on the composition of the loan portfolio, the inherent primary risks are deteriorating credit quality, a decline in the economy and a decline in New Jersey real estate market values. Any one, or a combination, of these events may adversely affect the loan portfolio and may result in increased delinquencies, loan losses and increased future provision levels.

Mortgage Warehouse Lines of Credit

The Company’s Mortgage Warehouse Unit provides revolving lines of credit that are available to licensed mortgage banking companies. The warehouse line of credit is used by the mortgage banker to originate one-to-four family residential mortgage loans that are pre-sold into the secondary mortgage market, which includes state and national banks, national mortgage banking firms, insurance companies and government-sponsored enterprises, including the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and others. On average, an advance under the warehouse line of credit remains outstanding for a period of less than 30 days, with repayment coming directly from the sale of the loan into the secondary mortgage market. Interest and a transaction fee are collected by the Bank at the time of repayment.

As a separate segment of the total portfolio, the warehouse loan portfolio is individually analyzed as a whole for allowance for loan losses purposes.  Warehouse lines of credit are subject to the same inherent risks as other commercial lending, but the overall degree of risk differs. While the Company’s loss experience with this type of lending has been non-existent since the product was introduced in 2008, there are other risks unique to this lending that still must be considered in assessing the adequacy of the allowance for loan losses. These unique risks may include, but are not limited to, (i) credit risks relating to the mortgage bankers that borrow from us, (ii) the risk of intentional misrepresentation or fraud by any of such mortgage bankers, (iii) changes in the market value of mortgage loans originated by the mortgage banker, the sale of which is the expected source of repayment of the borrowings under a warehouse line of credit, due to changes in interest rates during the time in warehouse or (iv) unsalable or impaired mortgage loans so originated, which could lead to decreased collateral value and the failure of a purchaser of the mortgage loan to purchase the loan from the mortgage banker.

These factors, along with the other qualitative factors such as economic trends, concentrations of credit, trends in the volume of loans, portfolio quality, delinquencies and non-accruals, are also considered and may have positive or negative effects on the allocated allowance.  The aggregate amount resulting from the application of these qualitative factors determines the overall risk for the portfolio and results in an allocated allowance for warehouse lines of credit.

Consumer

The Company’s consumer loan portfolio segment is comprised of residential real estate loans, home equity loans and other loans to individuals. Individual loan pools are created for the various types of loans to individuals.

In general, for homogeneous groups such as residential mortgages and consumer credits, the loans are collectively evaluated based on delinquency status, loan type and historical losses. These loan groups are then internally risk rated.

The Company considers the following credit quality indicators in assessing the risk in the loan portfolio:

•	Consumer credit scores

•	Internal credit risk grades

•	Loan-to-value ratios

•	Collateral

•	Collection experience
Internal Risk Rating of Loans

The Bank’s internal credit risk grades are based on the definitions currently utilized by the banking regulatory agencies.  The grades assigned and their definitions are as follows, and loans graded excellent, above average, good and watch list are treated as “pass” for grading purposes:

1.  Excellent - Loans that are based upon cash collateral held at the Bank and adequately margined. Loans that are based upon "blue chip" stocks listed on the major stock exchanges and adequately margined.

2.  Above Average - Loans to companies whose balance sheets show excellent liquidity and long-term debt is on well-spread schedules of repayment easily covered by cash flow.  Such companies have been consistently profitable and have diversification in their product lines or sources of revenue.  The continuation of profitable operations for the foreseeable future is likely.  Management is comprised of a mix of ages, experience and backgrounds, and management succession is in place.  Sources of raw materials and, for service companies, the sources of revenue are abundant.  Future needs have been planned for.  Character and management ability of individuals or company principals are excellent.  Loans to individuals are supported by high net worths and liquid assets.

3.  Good - Loans to companies whose balance sheets show good liquidity and cash flow adequate to meet maturities of long-term debt with a comfortable margin.  Such companies have established profitable records over a number of years, and there has been growth in net worth.  Operating ratios are in line with those of the industry, and expenses are in proper relationship to the volume of business done and the profits achieved.  Management is well-balanced and competent in their responsibilities.  Economic environment is favorable; however, competition is strong.  The prospects for growth are good.  Loans in this category do not meet the collateral requirements of loans in categories 1 and 2 above. Loans to individuals are supported by good net worth but whose supporting assets are illiquid.

3w.  Watch - Included in this category are loans evidencing problems identified by Bank management that require closer supervision.  Such problems have not developed to the point which requires a "special mention" rating.  This category also covers situations where the Bank does not have adequate current information upon which credit quality can be determined.  The account officer has the obligation to correct these deficiencies within 30 days from the time of notification.

4.  Special Mention - A "special mention" loan has potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or in the Bank's credit position at some future date. Special mention loans are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification.

5.  Substandard - A "substandard" loan is inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

6.  Doubtful - A loan classified as "doubtful" has all the weaknesses inherent in a loan classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable.

7.  Loss - A loan classified as "loss" is considered uncollectible and of such little value that its continuance on the books is not warranted. This classification does not mean that the loan has absolutely no recovery or salvage value, but rather it is not practical or desireable to defer writing off this loan even though partial recovery may occur in the future.

Premises and Equipment
Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation is computed primarily on the straight-line method over the estimated useful lives of the related assets for financial reporting purposes and using the mandated methods by asset type for income tax purposes.  Building, furniture and fixtures, equipment and leasehold improvements are depreciated or amortized over the estimated useful lives of the assets or lease terms, as applicable.  Estimated useful lives of buildings are forty years, furniture and fixtures and equipment are three to fifteen years and leasehold improvements are generally three to ten years.  Expenditures for maintenance and repairs are charged to expense as incurred.

The Bank accounts for impairment of long-lived assets in accordance with ASC Topic 360, “Property, Plant, and Equipment,” which requires recognition and measurement for the impairment of long-lived assets to be held and used or to be disposed of by sale.

Derivative Contracts
Derivative Contracts

Derivative contracts, as required by ASC Topic 815, “Derivatives and Hedging,” are carried at fair value as either assets or liabilities on the balance sheet with unrealized gains and losses excluded from earnings and reported in a separate component of shareholders’ equity, net of related income tax effects for contracts that are classified as cash flow hedges.  Gains and losses on derivative contracts are recognized upon realization, utilizing the specific identification method.

Income Taxes
Income Taxes

There are two components of income tax expense or benefit: current and deferred.  Current income tax expense or benefit approximates cash to be paid or refunded for taxes for the applicable period.  Deferred tax assets and liabilities are recognized due to differences between the basis of assets and liabilities as measured by tax laws and their basis as reported in the financial statements.  Deferred tax assets are subject to management’s judgment based upon available evidence that future realizations are likely.  If management determines that the Company may not be able to realize some or all of the net deferred tax asset in the future, a charge to income tax expense may be required to increase the valuation reserve of the net deferred tax asset. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.  Deferred tax expense or benefit is recognized for the change in deferred tax liabilities.

The Company accounts for uncertainty in income taxes recognized in its consolidated financial statements in accordance with ASC Topic 740, “Income Taxes,” which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company has not identified any significant income tax uncertainties through the evaluation of its income tax positions for the years ended December 31, 2016 and 2015 and has not recognized any liabilities for tax uncertainties as of December 31, 2016 and 2015. Our policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense; such amounts were not significant during the years ended December 31, 2016 and 2015. The tax years subject to examination by the taxing authorities are, for federal and state purposes, the years ended December 31, 2016, 2015, 2014 and 2013.

Other Real Estate Owned (OREO)
Other Real Estate Owned ("OREO")

OREO obtained through loan foreclosures or the receipt of deeds-in-lieu of foreclosure is recorded at the fair value of the related property, as determined by current appraisals less estimated costs to sell at the initial transfer from the loan portfolio. Write-downs on these properties, which occur after the initial transfer from the loan portfolio, are recorded as operating expenses.  Costs of holding such properties are charged to expense in the current period.  Gains, to the extent realized, and losses on the disposition of these properties are reflected in current operations.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Goodwill represents the excess of the cost of an acquired entity over the fair value of the identifiable net assets acquired in accordance with the acquisition method of accounting.  Goodwill is not amortized but is reviewed for potential impairment on an annual basis, or more often if events or circumstances indicated that there may be impairment, in accordance with ASC Topic 350, “Intangibles – Goodwill and Other.”  Goodwill is tested for impairment at the reporting unit level and an impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. Core deposit intangibles are a measure of the value of checking and savings deposits acquired in business combinations accounted for under the purchase method.  Core deposit intangibles are amortized over their estimated lives (ranging from five to ten years) and identifiable intangible assets are evaluated for impairment if events and circumstances indicate a possible impairment.  Any impairment loss related to goodwill and other intangible assets is reflected as other non-interest expense in the statement of income in the period in which the impairment was determined.  No assurance can be given that future impairment tests will not result in a charge to earnings.  See Note 8 – Goodwill and Intangible Assets for additional information.

Share-Based Compensation
Share-Based Compensation

The Company recognizes compensation expense for stock awards and options in accordance with ASC Topic 718, “Compensation – Stock Compensation.”  The expense of stock-based compensation is generally measured at fair value at the grant date with compensation expense recognized over the service period, which is usually the vesting period.  The Company utilizes the Black-Scholes option-pricing model to estimate the fair value of each stock option on the date of grant.  The Black-Scholes model takes into consideration the exercise price and expected life of the options, the current price of the underlying stock and its expected volatility, the expected dividends on the stock and the current risk-free interest rate for the expected life of the option.  The Company’s estimate of the fair value of a stock option is based on expectations derived from historical experience and may not necessarily equate to its market value when fully vested.   See Note 15 – Share-Based Compensation for additional information.

Benefit Plans
Benefit Plans

The Company provides certain retirement savings benefits to employees under a 401(k) plan.  The Company’s contributions to the 401(k) plan are expensed as incurred.

The Company also provides retirement benefits to certain employees under supplemental executive retirement plans.  The plans are unfunded and the Company accrues actuarially determined benefit costs over the estimated service period of the employees in the plans.  In accordance with ASC Topic 715, “Compensation – Retirement Benefits,” the Company recognizes the unfunded status of these postretirement plans as a liability in its consolidated balance sheets and recognizes changes in that unfunded status in the year in which the changes occur through other comprehensive income.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and cash equivalents includes cash on hand, interest and non-interest bearing amounts due from banks, federal funds sold and short-term investments.  Generally, federal funds are sold and short-term investments are made for a one or two-day period.

Reclassifications
Reclassifications

Certain reclassifications have been made to the prior period amounts to conform with the current period presentation.  Such reclassification had no impact on net income or total shareholders’ equity.

Advertising Costs		Advertising Costs It is the Company’s policy to expense advertising costs in the period in which they are incurred.
Earnings Per Common Share
Earnings Per Common Share

Basic net income per common share is calculated by dividing net income by the weighted average number of common shares outstanding during each period.

Diluted net income per common share is calculated by dividing net income by the weighted average number of common shares outstanding, as adjusted for the assumed exercise of dilutive common stock warrants and common stock options using the treasury stock method.

Comprehensive Income
Comprehensive Income

Comprehensive income consists of net income and other comprehensive income (loss).  Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale, other-than-temporary non-credit related security impairments, unrealized gains and losses on cash flow hedges and changes in the funded status of benefit plans.

Variable Interest Entities
Variable Interest Entities

Management has determined that Trust II qualifies as a variable interest entity under ASC Topic 810, “Consolidation.” Trust II issued mandatorily redeemable preferred stock to investors, loaned the proceeds to the Company and holds, as its sole asset, subordinated debentures issued by the Company.  As a qualified variable interest entity, Trust II’s balance sheet and statement of operations have never been consolidated with those of the Company.

In March 2005, the Federal Reserve Board ("FRB") adopted a final rule that would continue to allow the inclusion of trust preferred securities in Tier 1 capital, but with stricter quantitative limits. Under the final rule, after a five-year transition period, the aggregate amount of trust preferred securities and certain other capital elements would be limited to 25% of Tier 1 capital elements, net of goodwill. The amount of trust preferred securities and certain other elements in excess of the limit could be included in Tier 2 capital, subject to restrictions.  Based on the final rule, the Company has included all of its $18.0 million in trust preferred securities in Tier 1 capital at December 31, 2016 and 2015.

Segment Information
Segment Information

U.S. GAAP establishes standards for public business enterprises to report information about operating segments in their annual financial statements and requires that those enterprises report selected information about operating segments in subsequent interim financial reports issued to shareholders.  It also established standards for related disclosure about products and services, geographic areas and major customers.  Operating segments are components of an enterprise, which are evaluated regularly by the chief operating decision-maker in deciding how to allocate and assess resources and performance.  The Company’s chief operating decision-maker is the President and Chief Executive Officer.  The Company has applied the aggregation criteria for its operating segments to create one reportable segment, “Community Banking.”

The Company’s Community Banking segment consists of construction, commercial, retail and mortgage banking operations.  The Community Banking segment is managed as a single strategic unit, which generates revenue from a variety of products and services provided by the Company.  Construction, commercial, retail and mortgage lending is dependent upon the ability of the Company to fund itself with retail deposits and other borrowings and to manage interest rate, liquidity and credit risk as a single unit.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
ASU Update 2017-08 - Premium Amortization on Purchased Callable Debt Securities
In March 2017, the FASB issued ASU 2017-08 "Premium Amortization on Purchased Callable Debt Securities," which shortens the amortization period for premiums on purchased callable debt securities to the earliest call date (i.e., yield-to-earliest call amortization) rather than amortizing over the full contractual term. The ASU does not change the accounting for securities held at a discount.
The amendments apply to callable debt securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. If a security may be prepaid based upon prepayments of the underlying loans and not because the issuer exercised a date specific call option, it is excluded from the scope of the new standard. However, for instruments with contingent call features, once the contingency is resolved and the security is callable at a fixed price and preset date, the security is within the scope of the amendments. Further, the amendments apply to all premiums on callable debt securities, regardless of how they were generated.
The amendments require companies to reset the effective yield using the payment terms of the debt security if the call option is not exercised on the earliest call date. If the security has additional future call dates, any excess of the amortized cost basis over the amount repayable by the issuer at the next call date should be amortized to the next call date.
The amendments are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within those years. For all other entities, the amendments are effective for annual periods beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes the interim period.
The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2017-07 - Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

In March 2017, the FASB issued ASU 2017-07 "Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost," which requires that an employer disaggregate the service cost component from the other components of net benefit costs as follows: (1) service cost must be presented in the same line item(s) as other employee compensation costs. These costs are generally included within income from continuing operations but in some cases, may be eligible for capitalization if certain criteria are met; and (2) all other components of net benefit cost must be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. These generally include interest cost, actual return on plan assets, amortization of prior service cost included in accumulated other comprehensive income and gains or losses from changes in the value of the projected benefit obligation or plan assets.

The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, including interim periods within those years. For other entities, the amendments are effective for annual periods beginning after December 15, 2018 and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted as of the beginning of an annual period.

The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2017-04 - Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment

In January 2017, the FASB issued ASU 2017-04 "Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment," which simplifies how all entities assess goodwill for impairment by eliminating Step 2 from the goodwill impairment test. As amended, the goodwill impairment test will consist of one step comparing the fair value of a reporting unit with its carrying amount. An entity should recognize a goodwill impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value. The primary goal of this ASU is to simplify the goodwill impairment test and provide cost savings for all entities by removing the requirement to determine the fair value of individual assets and liabilities in order to calculate a reporting unit's "implied" goodwill under current U.S. GAAP.

The amendments have staggered effective dates: (1) a public business entity that is an SEC filer should adopt the amendments for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019, (2) a public business entity that is not an SEC filer should adopt the amendments for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2020 and (3) all other entities, including not-for-profit entities, should adopt the amendments for their annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2021. The amendments should be adopted prospectively. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2017-01 - Business Combinations (Topic 805): Clarifying the Definition of a Business

In January 2017, the FASB issued ASU 2017-01 "Business Combinations (Topic 805): Clarifying the Definition of a Business," which clarifies the definition of a business with the objective of adding guidance to assist companies and other reporting organizations with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments in this ASU provide a more robust framework to use in determining when a set of assets and activities is a business. The current definition of a business is interpreted broadly and can be difficult to apply. Stakeholders indicated that analyzing transactions is inefficient and costly and the definition does not permit the use of reasonable judgment.

Under current implementation guidance, there are three elements of a business: inputs, processes and outputs. While an integrated set of assets and activities (collectively referred to as a "set") that is a business usually has outputs, outputs are not required to be present. Additionally, all the inputs and processes that a seller uses in operating a set are not required if market participants can acquire the set and continue to produce outputs, for example, by integrating the acquired set with their own inputs and processes.

The ASU introduces a "screen" to assist entities in determining when a set should not be considered a business. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the set is not considered a business. If the screen is not met, the ASU requires that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. Further, the ASU removes the evaluation of whether a market participant could replace missing elements (as required under current U.S. GAAP).

For public business entities, the ASU is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. For all other entities, the amendments apply to annual periods beginning after December 15, 2018 and interim periods within annual periods beginning after December 15, 2019. The amendments in this ASU should be applied prospectively on or after the effective date. No disclosures are required at transition.

The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2016-20 - Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers.
In December 2016, the FASB issued ASU 2016-20 "Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers," amending the new revenue recognition standard that it jointly issued with the International Accounting Standards Board ("IASB") in 2014. The amendments do not change the core principles of the standard, but clarify certain narrow aspects of the standard, including its scope, contract cost accounting, disclosures, illustrative examples and other matters. The ASU becomes effective concurrently with ASU 2014-09 "Revenue from Contracts with Customers (Topic 606)."
The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2016-18 - Restricted Cash.
In November 2016, the FASB issued ASU 2016-18 "Restricted Cash," which updates Topic 230-Statement of Cash Flows, to require that restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total cash amounts shown on the statement of cash flows. Consequently, transfers between cash and restricted cash will not be presented as a separate line item in the operating, investing or financing sections of the cash flow statement. The ASU includes examples of the revised presentation guidance, and additional presentation and disclosure requirements apply.
For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018 and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.
The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

ASU Update 2016-17 - Interests Held Through Related Parties That Are Under Common Control.
In October 2016, the FASB issued ASU 2016-17 "Interests Held Through Related Parties That Are Under Common Control," which amends the variable interest entity ("VIE") guidance within Topic 810. It does not change the two required characteristics for a single decision maker to be the primary beneficiary ("power" and "economics"), but it revised one aspect of the related analysis. The amendments change how a single decision maker of a VIE treats an indirect variable interest held through related parties that are under common control when determining whether it is the primary beneficiary of that VIE. The ASU requires consideration of such indirect interests on a proportionate basis instead of being the equivalent of direct interests in their entity, thereby making consolidation less likely.

For public business entities, the amendments are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2016 and interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted; however, if an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of that fiscal year.

The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

ASU Update 2016-15 - Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.
In August 2016, the FASB issued ASU 2016-15 "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments," which clarifies whether the following items should be categorized as operating, investing or financing in the statement of cash flows: (1) debt prepayment and extinguishment costs, (2) settlement of zero-coupon debt, (3) settlement of contingent consideration, (4) insurance proceeds, (5) settlement of corporate-owned life insurance (COLI) and bank-owned life insurance (BOLI) policies, (6) distributions from equity method investees, (7) beneficial interests in securitization transactions and (8) receipts and payments with aspects of more than one class of cash flows.
For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018 and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The Company currently classifies cash flows related to BOLI in accordance with the guidance and does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.

In June 2016, the FASB issued ASU 2016-13 "Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments," which requires credit losses on most financial assets to be measured at amortized cost and certain other instruments to be measured using an expected credit loss model (referred to as the current expected credit loss (CECL) model). Under this model, entities will estimate credit losses over the entire contractual term of the instrument (considering estimated prepayments but not expected extensions or modifications unless reasonable expectation of a troubled debt restructuring exists) from the date of initial recognition of that instrument.

The ASU also replaces the current accounting model for purchased credit impaired loans and debt securities. The allowance for credit losses for purchased financial assets with a more-than-insignificant amount of credit deterioration since origination ("PCD assets") should be determined in a similar manner to other financial assets measured on an amortized cost basis. Upon initial recognition, the allowance for credit losses is added to the purchase price ("gross up approach") to determine the initial amortized cost basis. The subsequent accounting for PCD assets will use the CECL model described above.

The ASU made certain targeted amendments to the existing impairment model for available-for-sale (AFS) debt securities. For an AFS debt security for which there is neither the intent nor a more-likely-than-not requirement to sell, an entity will record credit losses as an allowance rather than a write-down of the amortized cost basis.

For public business entities that are SEC filers, the amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for all entities as of the fiscal year beginning after December 15, 2018, including interim periods within those fiscal years.

The Company is currently evaluating the impact of the pending adoption of the new standard on its consolidated financial statements.

ASU Update 2016-02: Leases.

In February 2016, the FASB issued ASU 2016-02 "Leases." From the lessee's perspective, the new standard establishes a right- of-use ("ROU") model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement for a lessee. From the lessor's perspective, the new standard requires a lessor to classify leases as either sales-type, finance or operating. A lease will be treated as a sale if it transfers all of the risks and rewards, as well as control of the underlying asset, to the lessee. If risks and rewards are conveyed without the transfer of control, the lease is treated as a financing. If the lessor doesn’t convey risks and rewards or control, an operating lease results.

The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. A modified retrospective transition approach is required for lessors for sales-type, direct financing and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. In 2017, the Company plans to complete an evaluation of all of its leases to determine the potential impact on the Company's consolidated financial statements as a result of this new standard.

ASU Update 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities.

In January 2016, the FASB issued ASU 2016-01 "Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities." The guidance in the ASU, among other things, requires equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in net income; simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; requires an entity to present separately in other comprehensive income, the portion of the change in fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments; requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements; and clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities. The guidance in this ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

ASU 2014-9 Revenue from Contracts with Customers (Topic 606)
In May 2014, the FASB issued ASU 2014-9, deferred by ASU 2015-14, “Revenue from Contracts with Customers (Topic 606).” The amendments in this update establish a comprehensive revenue recognition standard for virtually all industries under U.S. GAAP, including those that previously followed industry specific guidance such as the real estate, construction and software industries. The revenue standard's core principle is built on the contract between a vendor and a customer for the provision of goods and services. It attempts to depict the exchange of rights and obligations between the parties in the pattern of revenue recognition based on the consideration to which the vendor is entitled. To accomplish this objective, the standard requires five basic steps: (1) identify the contract with the customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) the entity satisfies a performance obligation.   This ASU, which does not apply to financial instruments, is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption is permitted only as of annual reporting periods beginning after December 15, 2016, including interim periods within that year.

The Company does not expect the adoption of ASU 2014-9 to have a material impact on its consolidated financial statements.

Recent Accounting Pronouncements

ASU Update 2017-04 - Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment

In January 2017, the FASB issued ASU 2017-04 "Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment," which simplifies how all entities assess goodwill for impairment by eliminating Step 2 from the goodwill impairment test. As amended, the goodwill impairment test will consist of one step comparing the fair value of a reporting unit with its carrying amount. An entity should recognize a goodwill impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value. The primary goal of this ASU is to simplify the goodwill impairment test and provide cost savings for all entities by removing the requirement to determine the fair value of individual assets and liabilities in order to calculate a reporting unit's "implied" goodwill under current U.S. GAAP.

The amendments have staggered effective dates: (1) a public business entity that is a U.S. Securities and Exchange Commission (SEC) filer should adopt the amendments for its annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019, (2) a public business entity that is not an SEC filier should adopt the amendments for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2020 and (3) all other entities, including non-for-profit entities, should adopt the amendments for their annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2021. The amendments should be adopted prospectively. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2017-01 - Business Combinations (Topic 805): Clarifying the Definition of a Business

In January 2017, the FASB issued ASU 2017-01 "Business Combinations (Topic 805): Clarifying the Definition of a Business," which clarifies the definition of a business with the objective of adding guidance to assist companies and other reporting organizations with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments in this ASU provide a more robust framework to use in determining when a set of assets and activities is a business. The current definition of a business is interpreted broadly and can be difficult to apply. Stakeholders indicated that analyzing transactions is inefficient and costly and the definition does not permit the use of reasonable judgment.

Under current implementation guidance, there are three elements of a business: inputs, processes and outputs. While an integrated set of assets and activities (collectively referred to as a "set") that is a business usually has outputs, outputs are not required to be present. Additionally, all the inputs and processes that a seller uses in operating a set are not required if market participants can acquire the set and continue to produce outputs, for example, by integrating the acquired set with their own inputs and processes.

The ASU introduces a "screen" to assist entities in determining when a set should not be considered a business. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the set is not considered a business. If the screen is not met, the ASU requires that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. Further, the ASU removes the evaluation of whether a market participant could replace missing elements (as required under current U.S. GAAP).

For public business entities, the ASU is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. For all other entities, the amendments apply to annual periods beginning after December 15, 2018 and interim periods within annual periods beginning after December 15, 2019. The amendments in this ASU should be applied prospectively on or after the effective date. No disclosures are required at transition.

The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2016-20 - Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers.
In December 2016, the FASB issued ASU 2016-20 "Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers," amending the new revenue recognition standard that it jointly issued with the International Accounting Standards Board ("IASB") in 2014. The amendments do not change the core principles of the standard, but clarify certain narrow aspects of the standard including its scope, contract cost accounting, disclosures, illustrative examples and other matters. The ASU becomes effective concurrently with ASU 2014-09 "Revenue from Contracts with Customers (Topic 606)."
The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2016-18 - Restricted Cash.
In November 2016, the FASB issued ASU 2016-18 "Restricted Cash," which updates Topic 230-Statement of Cash Flows, to require that restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total cash amounts shown on the statement of cash flows. Consequently, transfers between cash and restricted cash will not be presented as a separate line item in the operating, investing or financing sections of the cash flow statement. The ASU includes examples of the revised presentation guidance and additional presentation and disclosure requirements apply.
For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018 and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.
The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2016-17 - Interests Held Through Related Parties That Are Under Common Control.
In October 2016, the FASB issued ASU 2016-17 "Interests Held Through Related Parties That Are Under Common Control," which amends the variable interest entity ("VIE") guidance within Topic 810. It does not change the two required characteristics for a single decision maker to be the primary beneficiary ("power" and "economics"), but it revised one aspect of the related analysis. The amendments change how a single decision maker of a VIE treats indirect variable interest held through related parties that are under common control when determining whether it is the primary beneficiary of that VIE. The ASU requires consideration of such indirect interests on a proportionate basis instead of being the equivalent of direct interests in their entity, thereby making consolidation less likely.

For public business entities, the amendments are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2016 and interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted; however, if an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of that fiscal year.

The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

ASU Update 2016-15 - Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.
In August 2016, the FASB issued ASU 2016-15 "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments," which clarifies whether the following items should be categorized as operating, investing or financing in the statement of cash flows: (1) debt prepayment and extinguishment costs, (2) settlement of zero-coupon debt, (3) settlement of contingent consideration, (4) insurance proceeds, (5) settlement of corporate-owned life insurance (COLI) and bank-owned life insurance policies (BOLI) policies, (6) distributions from equity method investees, (7) beneficial interests in securitization transactions and (8) receipts and payments with aspects of more than one class of cash flows.
For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018 and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The Company currently classifies cash flows related to BOLI in accordance with the guidance and does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.

In June 2016, the FASB issued ASU 2016-13 "Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments," which requires credit losses on most financial assets to be measured at amortized cost and certain other instruments to be measured using an expected credit loss model (referred to as the current expected credit loss (CECL) model). Under this model, entities will estimate credit losses over the entire contractual term of the instrument (considering estimated prepayments, but not expected extensions or modifications unless reasonable expectation of a troubled debt restructuring exists) from the date of initial recognition of that instrument.

The ASU also replaces the current accounting model for purchased credit impaired loans and debt securities. The allowance for credit losses for purchased financial assets with a more-than-insignificant amount of credit deterioration since origination ("PCD assets") should be determined in a similar manner to other financial assets measured on an amortized cost basis. Upon initial recognition, the allowance for credit losses is added to the purchase price ("gross up approach") to determine the initial amortized cost basis. The subsequent accounting for PCD assets will use the CECL model described above.

The ASU made certain targeted amendments to the existing impairment model for available-for-sale (AFS) debt securities. For an AFS debt security for which there is neither the intent nor a more-likely-than-not requirement to sell, an entity will record credit losses as an allowance rather than a write-down of the amortized cost basis.

For public business entities that are SEC filers, the amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for all entities as of the fiscal year beginning after December 15, 2018, including interim periods within those fiscal years.

The Company is currently evaluating the impact of the pending adoption of the new standard on its consolidated financial statements.

ASU Update 2016-09 Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.

In March 2016, the FASB issued ASU 2016-09 "Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting" to simplify the accounting for stock compensation. The ASU focuses on income tax accounting, award classification, estimating forfeitures and cash flow presentation. The ASU also provides certain accounting policy alternatives to nonpublic entities. The ASU simplifies several aspects of the stock compensation guidance in Topic 718 and other related guidance. The following six amendments apply to all entities: (1) accounting for income taxes upon vesting or exercise of share-based payments and related EPS effects, (2) classification of excess tax benefits on the statement of cash flows, (3) accounting for forfeitures, (4) liability classification exception for statutory tax withholding requirements, (5) cash flow presentation of employee taxes paid when an employer withholds shares for tax-withholding purposes and (6) elimination of the indefinite deferral in Topic 718.

For public business entities, the amendments are effective for annual periods beginning after December 15, 2016 and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15, 2017 and interim periods within annual periods beginning after December 15, 2018. Early adoption is permitted for any entity in any interim or annual period for which the financial statements have not been issued or made available to be issued. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The Company adopted the guidance for the year ended December 31, 2016. The effect of the adoption of this guidance was not material.

ASU Update 2016-02: Leases.

In February 2016, the FASB issued ASU 2016-02 "Leases." From the lessee's perspective, the new standard establishes a right- of-use ("ROU") model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement for a lessee. From the lessor's perspective, the new standard requires a lessor to classify leases as either sales-type, finance or operating. A lease will be treated as a sale if it transfers all of the risks and rewards, as well as control of the underlying asset, to the lessee. If risks and rewards are conveyed without the transfer of control, the lease is treated as a financing. If the lessor doesn’t convey risks and rewards or control, an operating lease results.

The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. A modified retrospective transition approach is required for lessors for sales-type, direct financing and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. In 2017, the Company plans to complete an evaluation of all of its leases to determine the potential impact on the Company's consolidated financial statements as a result of this new standard.

ASU Update 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities.

In January 2016, the FASB issued ASU 2016-01 "Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities." The guidance in the ASU, among other things, requires equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in net income; simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; requires an entity to present separately in other comprehensive income, the portion of the change in fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments; requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements; and clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities. The guidance in this ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

ASU Update 2015-16 Business Combination (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments.

In September 2015, the FASB issued ASU 2015-16 "Business Combination (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments," to require adjustments to provisional amounts that are identified during the measurement period to be recognized in the reporting period in which the adjustment amounts are determined. This includes any effect on earnings of changes in depreciation, amortization or other income as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The amendments in this update would require an entity to disclose (either on the face of the income statement or in the notes) the nature and amount of measurement-period adjustments recognized in the current period, including, separately, the amounts in current-period income statement line items that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The amendments are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015 and for all other entities for fiscal years beginning after December 31, 2016 and for interim periods within fiscal years beginning after December 15, 2017. Adoption of this guidance in 2016 did not have a material impact on the Company’s consolidated financial statements.
ASU 2014-9 Revenue from Contracts with Customers (Topic 606)
In May 2014, the FASB issued ASU 2014-9, deferred by ASU 2015-14, “Revenue from Contracts with Customers (Topic 606).” The amendments in this update establish a comprehensive revenue recognition standard for virtually all industries under U.S. GAAP, including those that previously followed industry specific guidance such as the real estate, construction and software industries. The revenue standard's core principle is built on the contract between a vendor and a customer for the provision of goods and services. It attempts to depict the exchange of rights and obligations between the parties in the pattern of revenue recognition based on the consideration to which the vendor is entitled. To accomplish this objective, the standard requires five basic steps: (1) identify the contract with the customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.   This ASU, which does not apply to financial instruments, is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption is permitted only as of annual reporting periods beginning after December 15, 2016, including interim periods within that year.

The Company does not expect the adoption of ASU 2014-9 to have a material impact on its consolidated financial statements.

ASU 2014-12 Accounting for Share-Based-Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved After the Requisite Service Period (a consensus of the FAS Emerging Issues Task Force).
In June 2014, the FASB issued ASU 2014-12, "Accounting for Share-Based-Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved After the Requisite Service Period," which requires that a performance target included in a share-based payment award that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. This update is effective for interim and annual periods beginning after December 15, 2015. The amendments can be applied prospectively to all awards granted or modified after the effective date or retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented and to all new or modified awards thereafter. Adoption of this guidance in 2016 did not have a material impact on the Company’s consolidated financial statements.

Fair Value Disclosures
U.S. GAAP has established a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities.

Level 2:	Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).
An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.  These valuation methodologies were applied to all of the Company’s financial assets and financial liabilities carried at fair value.
In general, fair value is based upon quoted market prices, where available.  If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  These adjustments may include amounts to reflect counterparty credit quality and counterparty creditworthiness, among other things, as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time.  The Company’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values.  While management believes the Company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
 Securities Available for Sale.  Securities classified as available for sale are reported at fair value utilizing quoted market prices on nationally recognized exchanges (Level 1) or by using Level 2 inputs.  For Level 2 securities, the Company obtains fair value measurements from an independent pricing service.  The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayments speeds, credit information and the security’s terms and conditions, among other things.
Impaired loans.  Impaired loans are those which the Company has measured and recognized impairment, generally based on the fair value of the loan’s collateral.  Fair value is generally determined based upon independent third party appraisals of the collateral or discounted cash flows based on the expected proceeds.  These assets are included as Level 3 fair values, based upon the lowest level of input that is significant to the fair value measurements.  The fair value consists of the loan balances less specific valuation allowances.
Other Real Estate Owned.  Foreclosed properties are adjusted to fair value less estimated selling costs at the time of foreclosure in preparation for transfer from portfolio loans to other real estate owned (“OREO”), thereby establishing a new accounting basis.  The Company subsequently adjusts the fair value of the OREO, utilizing Level 3 inputs on a non-recurring basis to reflect partial write-downs based on the observable market price, current appraised value of the asset or other estimates of fair value. The fair value of other real estate owned is determined using appraisals, which may be discounted based on management’s review and changes in market conditions.

U.S. GAAP has established a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

Level 1.

•	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2.

•	Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3.

•	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.  These valuation methodologies were applied to all of the Company’s financial assets and financial liabilities carried at fair value.

In general, fair value is based upon quoted market prices, where available.  If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  These adjustments may include amounts to reflect counterparty credit quality and counterparty creditworthiness, among other things, as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time.  The Company’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective value or reflective of future values.  While management believes that the Company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Securities Available for Sale.  Securities classified as available for sale are reported at fair value utilizing Level 1 and Level 2 inputs. For Level 2 securities, the fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the security’s terms and conditions, among other things.

Impaired loans.  Loans included in the following table are those which the Company has measured and recognized impairment based generally on the fair value of the loan’s collateral.  Fair value is generally determined based upon independent third party appraisals of the properties or discounted cash flows based on the expected proceeds.  These assets are included as Level 3 fair values based upon the lowest level of input that is significant to the fair value measurements.  The fair value consists of the loan balances less specific valuation allowances.

Other Real Estate Owned.  Foreclosed properties are adjusted to fair value less estimated selling costs at the time of foreclosure in preparation for transfer from portfolio loans to other real estate owned (“OREO”), thereby establishing a new accounting basis.  The Company subsequently adjusts the fair value of the OREO utilizing Level 3 inputs on a non-recurring basis to reflect partial write-downs based on the observable market price, current appraised value of the asset or other estimates of fair value.

Subsequent Events
The Company has evaluated events and transactions occurring subsequent to the balance sheet date of March 31, 2017 for items that should potentially be recognized or disclosed in these financial statements.  The evaluation was conducted through the date these financial statements were issued.